                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Pascal Schmucki
Title:   SIGNING AUTHORITY
Phone:   41 (44) 267 67 00

Signature, Place, and Date of
Signing:                      /s/ Pascal Schmucki
                              -------------------------------------------
                              Schaffhausen, Switzerland, November 4, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           20

Form 13F Information Table Value Total:  $   850,661
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number         Name
     ---    --------------------         -------------------
     1      28-11193                     Biotech Focus N.V.

     2      28-11191                     Biotech Invest N.V.

     3      28-11189                     Biotech Target N.V.

                                        2

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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                             VOTING AUTHORITY
                         TITLE              VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
NAME OF ISSUER         OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------         -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Achillion
Pharmaceuticals Inc    COM      00448Q201    9,515 2,015,840 SH       DEFINED           3 2,015,840 NONE   NONE
Alexion
Pharmaceuticals Inc    COM      015351109   28,827   450,000 SH       DEFINED           2   450,000 NONE   NONE
Amgen Inc              COM      031162100   16,488   300,000 SH       DEFINED           1   300,000 NONE   NONE
Amylin Pharmaceuticals
Inc                    COM      032346108   22,043 2,388,139 SH       DEFINED           2 2,388,139 NONE   NONE
Biomarin
Pharmaceutical Inc     COM      09061G101   31,091   975,545 SH       DEFINED           2   975,545 NONE   NONE
Celgene Corp           COM      151020104  191,921 3,100,000 SH       DEFINED           2 3,100,000 NONE   NONE
Dendreon Corp          COM      24823Q107   13,721 1,524,500 SH       DEFINED           2 1,524,500 NONE   NONE
Endocyte Inc           COM      29269A102    3,260   307,510 SH       DEFINED           3   307,510 NONE   NONE
Gilead Sciences Inc    COM      375558103  100,880 2,600,000 SH       DEFINED           1 2,600,000 NONE   NONE
Halozyme Therapeutics
Inc                    COM      40637H109   30,700 5,000,000 SH       DEFINED           3 5,000,000 NONE   NONE
Human Genome Sciences
Inc                    COM      444903108   19,937 1,571,056 SH       DEFINED           2 1,571,056 NONE   NONE
Idenix Pharmaceuticals
Inc                    COM      45166R204   12,387 2,482,308 SH       DEFINED           3 2,482,308 NONE   NONE
Immunogen Inc          COM      45253H101   43,840 4,000,000 SH       DEFINED           3 4,000,000 NONE   NONE
Incyte Corp            COM      45337C102   65,170 4,665,000 SH       DEFINED           3 4,665,000 NONE   NONE
Isis Pharmaceuticals   COM      464330109   37,968 5,600,000 SH       DEFINED           3 5,600,000 NONE   NONE
Micromet Inc           COM      59509C105   32,071 6,681,397 SH       DEFINED           3 6,681,397 NONE   NONE
Optimer
Pharmaceuticals Inc    COM      68401H104   19,967 1,442,700 SH       DEFINED           3 1,442,700 NONE   NONE
Pharmasset Inc         COM      71715N106   32,754   397,650 SH       DEFINED           3   397,650 NONE   NONE
Theravance Inc         COM      88338T104   16,983   843,244 SH       DEFINED           3   843,244 NONE   NONE
Vertex
Pharmaceuticals Inc    COM      92532F100  121,138 2,724,653 SH       DEFINED           3 2,724,653 NONE   NONE

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